DESCRIPTION OF BUSINESS - Liquidity and Capital Resources (Details) ¥ in Millions		1 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($) installment	Aug. 31, 2024 USD ($) installment	Aug. 31, 2024 CNY (¥) installment	Dec. 31, 2024 USD ($) installment subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) installment subsidiary	Jul. 31, 2024 USD ($) installment	Jul. 31, 2024 CNY (¥) installment	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)
Description of Business and Basis of Presentation
Number of wholly owned subsidiaries | subsidiary				2			2
Accumulated deficit				$ (700,075,000)	$ (660,817,000)
Net loss				(39,258,000)	(26,259,000)	$ (40,257,000)
Cash outflow for operating activities				(29,224,000)	$ (19,967,000)	(21,088,000)
Current assets, net				$ 3,100,000
Sublicensing revenue from a related party						5,000,000
Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Equity ownership (as a percent)				19.8876%			19.8876%
Aggregate consideration for equity investment				$ 3,900,000			¥ 28.4			$ 3,000,000	¥ 20.0
Equity Method Investment, Aggregate Number Of Installments | installment				3			3	3	3
Payments to acquire equity investments		$ 1,400,000	¥ 10.0	$ 1,370,000		2,898,000
Remaining installments | installment		2	2					2	2
Sublicensing revenue from a related party						$ 5,000,000
Supply agreement with Acrotech Inc.
Description of Business and Basis of Presentation
Collaborative arrangement, additional amount payable	$ 750,000
Collaborative arrangement, additional amount payable, number of installments | installment	3
License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, amount payable	$ 12,000,000
License agreement, one time payment, payable upon completion of quality audit	2,000,000
CASI China & Hongkong | Precision Autoimmune Therapeutics Co., Ltd
Description of Business and Basis of Presentation
Equity ownership (as a percent)								19.8876%	19.8876%
Aggregate consideration for equity investment								$ 3,900,000	¥ 28.4
Payments to acquire equity investments		$ 1,400,000	¥ 10.0
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, one time payment, payable upon completion of quality audit	$ 2,000,000
Percentage of net sales	10.00%
License agreement, aggregate amount payable in quarterly installment	$ 8,000,000
License agreement, amount payable on completion of audit and deferred quarterly payments becomes due immediately upon event of non payment	10,000,000
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited | Minimum
Description of Business and Basis of Presentation
Sublicensing revenue from a related party	$ 30,000,000